Summary of significant accounting policies- Various (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2021 CNY (¥) segment	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)	Apr. 01, 2019 CNY (¥)	Apr. 01, 2018 CNY (¥)
Business combinations and noncontrolling interests
Net (loss) gain attributable to mezzanine equity holders		¥ 140	¥ (124)	¥ (438)
Segment reporting
Number of operating segment | segment		4
Number of reportable segment | segment		4
Revenue recognition
Practical expedient, unsatisfied performance obligations		true
Practical expedient, financing component		true
Sales and marketing expenses
Advertising and promotional expenses		¥ 57,073	30,949	22,013
Leases
Retained earnings		¥ 554,924	406,287		$ 84,698
Package of practical expedients	true
Operating lease right-of-use assets, Statement of Financial Position		Prepayments, receivables and other assets			Prepayments, receivables and other assets
Operating lease liabilities, Statement of Financial Position		us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent us-gaap:OtherLiabilitiesNoncurrent			us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent us-gaap:OtherLiabilitiesNoncurrent
Rental expenses prior to the adoption of ASC 842				4,699
Short term investments
Short-term investments- fixed deposits		¥ 104,896	19,147
Equity securities and other investments
Retained earnings		554,924	406,287		$ 84,698
ASU 2016-02 | Adjustment
Leases
Retained earnings						¥ 0
Equity securities and other investments
Retained earnings						¥ 0
ASU 2016-01 | Adjustment
Leases
Retained earnings							¥ 8,196
Equity securities and other investments
Accumulated other comprehensive income							(8,196)
Retained earnings							¥ 8,196
Government-mandated multi-employer defined contribution plan in PRC
Other employee benefits
Contribution amount charged to the consolidated income statements		¥ 7,850	¥ 6,317	¥ 5,608